UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Health Sciences Trust

Portfolio of Investments April 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (92.9%)
	Biotechnology (27.6%)
41,500	Alexion Pharmaceuticals, Inc.*	$2,920,770
57,800	Amgen Inc.*	2,420,086
100,000	BioMarin Pharmaceutical, Inc.*	3,646,000
132,400	Celgene Corp.*	8,227,336
36,200	Cephalon, Inc.*	2,259,242
52,600	Charles River Laboratories International, Inc.*	3,053,430
93,510	Genentech, Inc.*	6,377,382
100,700	Gen-Probe Inc.*	5,675,452
102,900	Genzyme Corp.*	7,239,015
189,700	Gilead Sciences, Inc.*	9,818,872
67,400	Illumina, Inc.*	5,249,786
151,500	InterMune Inc.*	2,401,275
99,800	Luminex Corp.*	1,947,098
53,200	Myriad Genetics, Inc.*	2,209,928
82,300	OSI Pharmaceuticals Inc.*	2,851,695
		66,297,367
	Electronic Equipment/Instruments (1.0%)
47,900	Varian, Inc.*	2,439,547

	Hospital/Nursing Management (1.7%)
120,400	Psychiatric Solutions, Inc.	4,179,084

	Medical Distributors (2.0%)
93,200	Cardinal Health, Inc.	4,852,924

	Medical Specialties (23.2%)
29,900	Alcon, Inc. (Switzerland)	4,724,200
81,000	Applera Corp. - Applied Biosystems Group	2,584,710
110,200	Applera Corp. - Celera Genomics Group*	1,474,476
83,200	Beckman Coulter, Inc.	5,682,560
17,300	Bio-Rad Laboratories, Inc. (Class A)*	1,441,955
133,700	Covidien Ltd.	6,242,453
94,800	Hologic, Inc.*	2,767,212
79,400	IDEXX Laboratories, Inc.*	4,224,080
185,800	Medtronic, Inc.	9,044,744
83,200	Qiagen N.V. (Netherlands)*	1,847,872
55,500	ResMed, Inc.*	2,393,160
84,000	SonoSite, Inc.*	2,678,760
103,560	Thermo Fisher Scientific, Inc.*	5,993,017
171,000	Wright Medical Group, Inc.*	4,774,320
		55,873,519
	Pharmaceuticals: Generic Drugs (4.1%)
176,400	Alpharma Inc. (Class A)	4,341,204
412,700	Mylan Laboratories, Inc.	5,435,259
		9,776,463
	Pharmaceuticals: Major (22.4%)
139,300	Abbott Laboratories	7,348,075
291,700	Bristol-Myers Squibb Co.	6,408,649
93,500	Johnson & Johnson	6,272,915
50,340	Lilly (Eli) & Co.	2,423,368
51,500	Merck & Co., Inc.	1,959,060
130,500	Novartis AG (ADR) (Switzerland)	6,568,065
228,668	Pfizer, Inc.	4,598,513
34,100	Roche Holding AG	5,686,899
323,900	Schering-Plough Corp.	5,962,999
151,400	Wyeth	6,732,758
		53,961,301
	Pharmaceuticals: Other (9.4%)
105,400	Allergan, Inc.	5,941,398
65,900	Forest Laboratories, Inc.*	2,287,389
145,300	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	6,797,134
89,600	United Therapeutics Corp.*	7,571,200
		22,597,121
	Services to the Health Industry (1.5%)
87,400	Pharmaceutical Product Development, Inc.	3,620,108

	TOTAL COMMON STOCKS
	(Cost $184,434,822)	223,597,434

NUMBER OF SHARES (000)
	SHORT-TERM INVESTMENT (a) (6.2%)
	Investment Company
14,765	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $14,765,157)		14,765,157

	TOTAL INVESTMENTS
	(Cost $199,199,979) (b)	99.1%	238,362,591
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	2,236,531
	NET ASSETS	100.0%	$240,599,122

________________

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer June 19, 2008

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 19, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 19, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer